PARENT COMPANY FINANCIAL DATA (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 1,341	$ 1,058
Adjustments to reconcile net income to net cash used by operating activities:
Increase in other assets	(11)	(91)
Increase in other liabilities	(77)	(538)
Cash flows from financing activities
Net proceeds from issuance of common stock	3	20
Issuance of long-term subordinated debt	9,605
Net cash provided by financing activities	39,366	40,712
Net increase in cash and cash equivalents	21,336	(1,470)
Parent Company [Member]
Cash flows from operating activities
Net income	1,341
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(1,425)
Increase in other assets	(12)
Increase in other liabilities	67
Net cash used in operating activities	(29)
Cash flows from investing activities
Investment in subsidiary	(8,800)
Net cash used in investing activities	(8,800)
Cash flows from financing activities
Net proceeds from issuance of common stock	3
Issuance of long-term subordinated debt	9,605
Net cash provided by financing activities	9,608
Net increase in cash and cash equivalents	779
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year	$ 779